UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.    SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
EQUITY INDEX PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited)		March 31, 2008

Shares	Security	Value

COMMON STOCKS — 99.6%
CONSUMER DISCRETIONARY — 8.6%
Auto Components — 0.2%
23,477	Goodyear Tire & Rubber Co. *	$605,707
57,779	Johnson Controls Inc.	1,952,930

	Total Auto Components	2,558,637

Automobiles — 0.3%
214,759	Ford Motor Co. *	1,228,422
55,082	General Motors Corp.	1,049,312
23,208	Harley-Davidson Inc.	870,300

	Total Automobiles	3,148,034

Distributors — 0.1%
16,086	Genuine Parts Co.	646,979

Diversified Consumer Services — 0.1%
13,366	Apollo Group Inc., Class A Shares *	577,411
31,661	H&R Block Inc.	657,282

	Total Diversified Consumer Services	1,234,693

Hotels, Restaurants & Leisure — 1.3%
42,478	Carnival Corp.	1,719,509
13,942	Darden Restaurants Inc.	453,812
30,438	International Game Technology	1,223,912
29,284	Marriott International Inc., Class A Shares	1,006,198
112,064	McDonald’s Corp.	6,249,809
71,074	Starbucks Corp. *	1,243,795
18,322	Starwood Hotels & Resorts Worldwide Inc.	948,164
8,505	Wendy’s International Inc.	196,125
17,226	Wyndham Worldwide Corp.	356,234
46,269	Yum! Brands Inc.	1,721,670

	Total Hotels, Restaurants & Leisure	15,119,228

Household Durables — 0.5%
5,928	Black & Decker Corp.	391,841
11,909	Centex Corp.	288,317
26,663	D.R. Horton Inc.	419,942
14,990	Fortune Brands Inc.	1,041,805
5,885	Harman International Industries Inc.	256,233
7,492	KB HOME	185,277
16,309	Leggett & Platt Inc.	248,712
13,535	Lennar Corp., Class A Shares	254,593
26,925	Newell Rubbermaid Inc.	615,775
20,799	Pulte Homes Inc.	302,625
5,614	Snap-on Inc.	285,472
7,617	Stanley Works	362,722
7,358	Whirlpool Corp.	638,527

	Total Household Durables	5,291,841

Internet & Catalog Retail — 0.3%
30,040	Amazon.com Inc. *	2,141,852
20,287	Expedia Inc. *	444,082
17,583	IAC/InterActiveCorp *	365,023

	Total Internet & Catalog Retail	2,950,957

Leisure Equipment & Products — 0.1%
8,521	Brunswick Corp.	136,080
28,039	Eastman Kodak Co.	495,449
13,876	Hasbro Inc.	387,141
35,163	Mattel Inc.	699,744

	Total Leisure Equipment & Products	1,718,414

Media — 2.9%
66,239	CBS Corp., Class B Shares	1,462,557
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Media — 2.9% (continued)
48,448	Clear Channel Communications Inc.	$1,415,651
292,998	Comcast Corp., Class A Shares	5,666,581
69,377	DIRECTV Group Inc. *	1,719,856
8,712	E.W. Scripps Co., Class A Shares	365,991
22,362	Gannett Co. Inc.	649,616
45,847	Interpublic Group of Cos. Inc. *	385,573
31,410	McGraw-Hill Cos. Inc.	1,160,600
3,670	Meredith Corp.	140,378
13,991	New York Times Co., Class A Shares	264,150
223,892	News Corp., Class A Shares	4,197,975
31,197	Omnicom Group Inc.	1,378,283
348,005	Time Warner Inc.	4,879,030
62,363	Viacom Inc., Class B Shares *	2,470,822
183,232	Walt Disney Co.	5,749,820
565	Washington Post Co., Class B Shares	373,748

	Total Media	32,280,631

Multiline Retail — 0.8%
8,575	Big Lots Inc. *	191,223
5,559	Dillard’s Inc., Class A Shares	95,670
13,675	Family Dollar Stores Inc.	266,663
21,575	J.C. Penney Co. Inc.	813,593
30,523	Kohl’s Corp. *	1,309,131
42,133	Macy’s Inc.	971,587
17,419	Nordstrom Inc.	567,859
7,098	Sears Holdings Corp. *	724,635
79,666	Target Corp.	4,037,473

	Total Multiline Retail	8,977,834

Specialty Retail — 1.6%
8,383	Abercrombie & Fitch Co., Class A Shares	613,133
13,138	AutoNation Inc. *	196,676
4,183	AutoZone Inc. *	476,151
25,490	Bed Bath & Beyond Inc. *	751,955
34,288	Best Buy Co. Inc.	1,421,580
15,663	GameStop Corp., Class A Shares *	809,934
44,251	Gap Inc.	870,860
164,219	Home Depot Inc.	4,593,205
30,240	Limited Brands Inc.	517,104
142,323	Lowe’s Cos. Inc.	3,264,890
26,562	Office Depot Inc. *	293,510
7,386	OfficeMax Inc.	141,368
12,757	RadioShack Corp.	207,301
9,918	Sherwin-Williams Co.	506,215
68,211	Staples Inc.	1,508,145
12,358	Tiffany & Co.	517,059
42,447	TJX Cos. Inc.	1,403,722

	Total Specialty Retail	18,092,808

Textiles, Apparel & Luxury Goods — 0.4%
34,244	Coach Inc. *	1,032,457
8,425	Jones Apparel Group Inc.	113,063
9,681	Liz Claiborne Inc.	175,710
37,258	NIKE Inc., Class B Shares	2,533,544
5,730	Polo Ralph Lauren Corp.	334,002
8,535	V.F. Corp.	661,548

	Total Textiles, Apparel & Luxury Goods	4,850,324

	TOTAL CONSUMER DISCRETIONARY	96,870,380

CONSUMER STAPLES — 11.0%
Beverages — 2.6%
69,513	Anheuser-Busch Cos. Inc.	3,298,392
8,207	Brown-Forman Corp., Class B Shares	543,468
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Beverages — 2.6% (continued)
194,485	Coca-Cola Co.	$11,838,302
27,982	Coca-Cola Enterprises Inc.	677,164
18,884	Constellation Brands Inc., Class A Shares *	333,680
13,385	Molson Coors Brewing Co., Class B Shares	703,649
13,350	Pepsi Bottling Group Inc.	452,699
155,867	PepsiCo Inc.	11,253,597

	Total Beverages	29,100,951

Food & Staples Retailing — 2.6%
42,160	Costco Wholesale Corp.	2,739,135
139,334	CVS Corp.	5,644,420
65,459	Kroger Co.	1,662,659
42,835	Safeway Inc.	1,257,207
20,583	SUPERVALU Inc.	617,078
58,733	Sysco Corp.	1,704,432
229,923	Wal-Mart Stores Inc.	12,112,344
96,469	Walgreen Co.	3,674,504
13,576	Whole Foods Market Inc.	447,601

	Total Food & Staples Retailing	29,859,380

Food Products — 1.6%
62,665	Archer-Daniels-Midland Co.	2,579,291
21,423	Campbell Soup Co.	727,311
47,446	ConAgra Foods Inc.	1,136,332
14,728	Dean Foods Co.	295,886
32,770	General Mills Inc.	1,962,268
30,667	H.J. Heinz Co.	1,440,429
16,368	Hershey Co.	616,583
25,358	Kellogg Co.	1,332,816
149,204	Kraft Foods Inc., Class A Shares	4,626,816
12,452	McCormick & Co. Inc., Non Voting Shares	460,350
69,300	Sara Lee Corp.	968,814
26,641	Tyson Foods Inc., Class A Shares	424,924
21,061	Wm. Wrigley Jr. Co.	1,323,473

	Total Food Products	17,895,293

Household Products — 2.5%
13,512	Clorox Co.	765,320
49,641	Colgate-Palmolive Co.	3,867,530
40,894	Kimberly-Clark Corp.	2,639,708
299,652	Procter & Gamble Co.	20,996,615

	Total Household Products	28,269,173

Personal Products — 0.2%
41,555	Avon Products Inc.	1,643,085
11,105	Estee Lauder Cos. Inc., Class A Shares	509,164

	Total Personal Products	2,152,249

Tobacco — 1.5%
205,155	Altria Group Inc.	4,554,441
205,155	Philip Morris International Inc. (a)*	10,376,740
16,650	Reynolds American Inc.	982,850
14,545	UST Inc.	792,993

	Total Tobacco	16,707,024

	TOTAL CONSUMER STAPLES	123,984,070

ENERGY — 13.2%
Energy Equipment & Services — 2.7%
30,107	Baker Hughes Inc.	2,062,330
28,814	BJ Services Co.	821,487
21,413	Cameron International Corp. *	891,637
14,006	ENSCO International Inc.	877,056
85,646	Halliburton Co.	3,368,457
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Energy Equipment & Services — 2.7% (continued)
27,312	Nabors Industries Ltd. *	$922,326
34,738	National-Oilwell Varco Inc. *	2,028,004
26,158	Noble Corp.	1,299,268
10,832	Rowan Cos. Inc.	446,062
116,547	Schlumberger Ltd.	10,139,589
19,541	Smith International Inc.	1,255,118
30,919	Transocean Inc. *	4,180,249
33,009	Weatherford International Ltd. *	2,392,162

	Total Energy Equipment & Services	30,683,745

Oil, Gas & Consumable Fuels — 10.5%
45,547	Anadarko Petroleum Corp.	2,870,827
32,423	Apache Corp.	3,917,347
44,515	Chesapeake Energy Corp.	2,054,367
202,203	Chevron Corp.	17,260,048
152,042	ConocoPhillips	11,587,121
17,759	CONSOL Energy Inc.	1,228,745
43,269	Devon Energy Corp.	4,514,255
68,192	El Paso Corp.	1,134,715
24,037	EOG Resources Inc.	2,884,440
520,926	Exxon Mobil Corp.	44,059,921
27,141	Hess Corp.	2,393,293
68,989	Marathon Oil Corp.	3,145,898
18,462	Murphy Oil Corp.	1,516,469
16,721	Noble Energy Inc.	1,217,289
80,093	Occidental Petroleum Corp.	5,860,405
26,371	Peabody Energy Corp.	1,344,921
14,595	Range Resources Corp.	926,053
61,551	Spectra Energy Corp.	1,400,285
11,444	Sunoco Inc.	600,467
13,390	Tesoro Corp.	401,700
52,026	Valero Energy Corp.	2,554,997
56,891	Williams Cos. Inc.	1,876,265
49,659	XTO Energy Inc.	3,071,906

	Total Oil, Gas & Consumable Fuels	117,821,734

	TOTAL ENERGY	148,505,479

FINANCIALS — 16.7%
Capital Markets — 3.0%
18,984	American Capital Strategies Ltd.	648,493
22,085	Ameriprise Financial Inc.	1,145,107
111,065	Bank of New York Mellon Corp.	4,634,742
11,491	Bear Stearns Cos. Inc.	120,541
91,365	Charles Schwab Corp.	1,720,403
44,956	E*TRADE Financial Corp. *	173,530
8,416	Federated Investors Inc., Class B Shares	329,571
15,303	Franklin Resources Inc.	1,484,238
38,448	Goldman Sachs Group Inc.	6,358,915
14,482	Janus Capital Group Inc.	336,996
13,119	Legg Mason Inc.	734,402
51,631	Lehman Brothers Holdings Inc.	1,943,391
94,540	Merrill Lynch & Co. Inc.	3,851,560
107,485	Morgan Stanley	4,912,064
18,676	Northern Trust Corp.	1,241,394
37,702	State Street Corp.	2,978,458
25,666	T. Rowe Price Group Inc.	1,283,300

	Total Capital Markets	33,897,105

Commercial Banks — 2.9%
53,151	BB&T Corp.	1,704,021
14,646	Comerica Inc.	513,782
51,846	Fifth Third Bancorp	1,084,618
12,302	First Horizon National Corp.	172,351
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Commercial Banks — 2.9% (continued)
35,638	Huntington Bancshares Inc.	$383,108
38,803	KeyCorp	851,726
7,493	M&T Bank Corp.	603,037
25,474	Marshall & Ilsley Corp.	590,997
61,688	National City Corp.	613,796
33,160	PNC Financial Services Group Inc.	2,174,301
67,493	Regions Financial Corp.	1,332,987
34,139	SunTrust Banks Inc.	1,882,424
168,318	U.S. Bancorp	5,446,770
192,863	Wachovia Corp.	5,207,301
320,806	Wells Fargo & Co.	9,335,455
10,426	Zions Bancorporation	474,904

	Total Commercial Banks	32,371,578

Consumer Finance — 0.7%
112,497	American Express Co.	4,918,369
36,294	Capital One Financial Corp.	1,786,391
46,623	Discover Financial Services	763,218
45,401	SLM Corp. *	696,905

	Total Consumer Finance	8,164,883

Diversified Financial Services — 4.4%
432,265	Bank of America Corp.	16,387,166
18,608	CIT Group Inc.	220,505
506,618	Citigroup Inc.	10,851,758
5,188	CME Group Inc.	2,433,691
6,825	IntercontinentalExchange Inc. *	890,662
330,511	JPMorgan Chase & Co.	14,195,447
16,460	Leucadia National Corp.	744,321
20,014	Moody’s Corp.	697,088
25,787	NYSE Euronext	1,591,316
25,140	Principal Financial Group Inc.	1,400,801

	Total Diversified Financial Services	49,412,755

Insurance — 3.9%
32,101	ACE Ltd.	1,767,481
46,198	AFLAC Inc.	3,000,560
54,533	Allstate Corp.	2,620,856
27,910	Ambac Financial Group Inc.	160,482
245,444	American International Group Inc.	10,615,453
29,730	Aon Corp.	1,195,146
9,309	Assurant Inc.	566,546
36,052	Chubb Corp.	1,783,853
16,101	Cincinnati Financial Corp.	612,482
42,100	Genworth Financial Inc., Class A Shares	953,144
30,556	Hartford Financial Services Group Inc.	2,315,228
25,745	Lincoln National Corp.	1,338,740
42,781	Loews Corp.	1,720,652
50,700	Marsh & McLennan Cos. Inc.	1,234,545
20,450	MBIA Inc.	249,899
69,008	MetLife Inc.	4,158,422
66,011	Progressive Corp.	1,060,797
43,399	Prudential Financial Inc.	3,395,972
8,733	SAFECO Corp.	383,204
8,852	Torchmark Corp.	532,094
60,363	Travelers Cos. Inc.	2,888,369
33,760	Unum Group	743,057
17,312	XL Capital Ltd., Class A Shares	511,570

	Total Insurance	43,808,552

Real Estate Investment Trusts (REITs) — 1.2%
8,927	Apartment Investment and Management Co., Class A Shares	319,676
7,478	Avalonbay Communities Inc.	721,777
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.2% (continued)
11,627	Boston Properties Inc.	$1,070,498
16,909	CB Richard Ellis Group Inc., Class A Shares *	365,911
11,623	Developers Diversified Realty Corp.	486,771
26,239	Equity Residential	1,088,656
26,002	General Growth Properties Inc.	992,496
21,111	HCP Inc.	713,763
50,944	Host Hotels & Resorts Inc.	811,028
24,605	Kimco Realty Corp.	963,778
16,737	Plum Creek Timber Co. Inc.	681,196
25,125	ProLogis	1,478,857
12,119	Public Storage Inc.	1,073,986
21,704	Simon Property Group Inc.	2,016,519
13,134	Vornado Realty Trust	1,132,282

	Total Real Estate Investment Trusts (REITs)	13,917,194

Thrifts & Mortgage Finance — 0.6%
56,515	Countrywide Financial Corp.	310,833
95,195	Fannie Mae	2,505,532
62,867	Freddie Mac	1,591,793
50,442	Hudson City Bancorp Inc.	891,815
11,229	MGIC Investment Corp.	118,241
35,160	Sovereign Bancorp Inc.	327,691
85,880	Washington Mutual Inc.	884,564

	Total Thrifts & Mortgage Finance	6,630,469

	TOTAL FINANCIALS	188,202,536

HEALTH CARE — 11.7%
Biotechnology — 1.4%
105,835	Amgen Inc. *	4,421,786
16,287	Applera Corp. — Applied Biosystems Group	535,191
28,974	Biogen Idec Inc. *	1,787,406
42,336	Celgene Corp. *	2,594,773
26,042	Genzyme Corp. *	1,941,171
90,387	Gilead Sciences Inc. *	4,657,642

	Total Biotechnology	15,937,969

Health Care Equipment & Supplies — 2.2%
61,618	Baxter International Inc.	3,562,753
23,749	Becton, Dickinson & Co.	2,038,852
130,694	Boston Scientific Corp. *	1,682,032
9,763	C.R. Bard Inc.	941,153
48,532	Covidien Ltd.	2,147,541
15,442	Hospira Inc. *	660,454
109,280	Medtronic Inc.	5,285,874
5,333	Millipore Corp. *	359,498
33,476	St. Jude Medical Inc. *	1,445,828
23,207	Stryker Corp.	1,509,615
40,733	Thermo Fisher Scientific Inc. *	2,315,264
12,229	Varian Medical Systems Inc. *	572,806
9,727	Waters Corp. *	541,794
22,691	Zimmer Holdings Inc. *	1,766,721

	Total Health Care Equipment & Supplies	24,830,185

Health Care Providers & Services — 1.9%
48,323	Aetna Inc.	2,033,915
15,823	AmerisourceBergen Corp.	648,426
34,700	Cardinal Health Inc.	1,822,097
27,255	CIGNA Corp.	1,105,735
14,919	Coventry Health Care Inc. *	601,982
24,600	Express Scripts Inc. *	1,582,272
16,559	Humana Inc. *	742,837
10,753	Laboratory Corp. of America Holdings *	792,281
27,965	McKesson Corp.	1,464,527
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Health Care Providers & Services — 1.9% (continued)
50,982	Medco Health Solutions Inc. *	$2,232,502
12,587	Patterson Cos. Inc. *	456,908
15,303	Quest Diagnostics Inc.	692,767
46,163	Tenet Healthcare Corp. *	261,283
121,770	UnitedHealth Group Inc.	4,184,017
52,768	WellPoint Inc. *	2,328,652

	Total Health Care Providers & Services	20,950,201

Health Care Technology — 0.1%
17,841	IMS Health Inc.	374,839

Life Sciences Tools & Services — 0.0%
11,446	PerkinElmer Inc.	277,565

Pharmaceuticals — 6.1%
150,413	Abbott Laboratories	8,295,277
29,769	Allergan Inc.	1,678,674
10,500	Barr Pharmaceuticals Inc. *	507,255
192,431	Bristol-Myers Squibb Co.	4,098,780
96,255	Eli Lilly & Co.	4,965,796
30,300	Forest Laboratories Inc. *	1,212,303
275,635	Johnson & Johnson	17,880,443
23,943	King Pharmaceuticals Inc. *	208,304
210,700	Merck & Co. Inc.	7,996,065
29,618	Mylan Laboratories Inc.	343,569
658,309	Pfizer Inc.	13,778,407
157,737	Schering-Plough Corp.	2,272,990
10,087	Watson Pharmaceuticals Inc. *	295,751
130,195	Wyeth	5,436,943

	Total Pharmaceuticals	68,970,557

	TOTAL HEALTH CARE	131,341,316

INDUSTRIALS — 12.1%
Aerospace & Defense — 2.8%
74,425	Boeing Co.	5,534,987
39,140	General Dynamics Corp.	3,263,102
12,171	Goodrich Corp.	699,954
72,579	Honeywell International Inc.	4,094,907
11,910	L-3 Communications Holdings Inc.	1,302,239
33,360	Lockheed Martin Corp.	3,312,648
32,903	Northrop Grumman Corp.	2,560,183
13,519	Precision Castparts Corp.	1,380,020
41,491	Raytheon Co.	2,680,734
15,802	Rockwell Collins Inc.	903,084
95,510	United Technologies Corp.	6,572,998

	Total Aerospace & Defense	32,304,856

Air Freight & Logistics — 1.1%
16,674	C.H. Robinson Worldwide Inc.	907,066
20,741	Expeditors International of Washington Inc.	937,078
30,113	FedEx Corp.	2,790,572
5,649	Ryder System Inc.	344,080
100,652	United Parcel Service Inc., Class B Shares	7,349,609

	Total Air Freight & Logistics	12,328,405

Airlines — 0.1%
71,586	Southwest Airlines Co.	887,667

Building Products — 0.1%
35,488	Masco Corp.	703,727
16,911	Trane Inc.	776,215

	Total Building Products	1,479,942

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Commercial Services & Supplies — 0.5%
32,811	Allied Waste Industries Inc. *	$354,687
10,361	Avery Dennison Corp.	510,279
12,711	Cintas Corp.	362,772
12,616	Equifax Inc.	435,000
12,215	Monster Worldwide Inc. *	295,725
20,541	Pitney Bowes Inc.	719,346
20,908	R.R. Donnelley & Sons Co.	633,721
15,455	Robert Half International Inc.	397,812
48,056	Waste Management Inc.	1,612,759

	Total Commercial Services & Supplies	5,322,101

Construction & Engineering — 0.2%
8,629	Fluor Corp.	1,218,069
11,808	Jacobs Engineering Group Inc. *	868,951

	Total Construction & Engineering	2,087,020

Electrical Equipment — 0.5%
17,151	Cooper Industries Ltd., Class A Shares	688,613
76,604	Emerson Electric Co.	3,942,042
14,437	Rockwell Automation Inc.	828,972

	Total Electrical Equipment	5,459,627

Industrial Conglomerates — 4.0%
68,861	3M Co.	5,450,348
972,293	General Electric Co.	35,984,564
24,199	Textron Inc.	1,341,109
47,191	Tyco International Ltd.	2,078,763

	Total Industrial Conglomerates	44,854,784

Machinery — 1.9%
60,719	Caterpillar Inc.	4,753,691
19,675	Cummins Inc.	921,184
24,779	Danaher Corp.	1,883,947
42,430	Deere & Co.	3,413,069
18,676	Dover Corp.	780,283
14,256	Eaton Corp.	1,135,776
38,967	Illinois Tool Works Inc.	1,879,378
26,531	Ingersoll-Rand Co., Ltd., Class A Shares	1,182,752
17,668	ITT Industries Inc.	915,379
12,637	Manitowoc Co. Inc.	515,590
35,680	PACCAR Inc.	1,605,600
11,930	Pall Corp.	418,385
16,396	Parker Hannifin Corp.	1,135,751
9,958	Terex Corp. *	622,375

	Total Machinery	21,163,160

Road & Rail — 0.9%
28,800	Burlington Northern Santa Fe Corp.	2,655,936
39,251	CSX Corp.	2,200,804
36,620	Norfolk Southern Corp.	1,989,198
25,384	Union Pacific Corp.	3,182,646

	Total Road & Rail	10,028,584

Trading Companies & Distributors — 0.0%
6,531	W. W. Grainger Inc.	498,903

	TOTAL INDUSTRIALS	136,415,049

INFORMATION TECHNOLOGY — 15.7%
Communications Equipment — 2.5%
8,432	Ciena Corp. *	259,958
580,054	Cisco Systems Inc. *	13,973,501
153,203	Corning Inc.	3,683,000
21,885	JDS Uniphase Corp. *	293,040
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Communications Equipment — 2.5% (continued)
50,949	Juniper Networks Inc. *	$1,273,725
219,409	Motorola Inc.	2,040,504
156,987	QUALCOMM Inc.	6,436,467
40,264	Tellabs Inc. *	219,439

	Total Communications Equipment	28,179,634

Computers & Peripherals — 4.4%
85,522	Apple Inc. *	12,272,407
218,066	Dell Inc. *	4,343,875
204,403	EMC Corp. *	2,931,139
240,043	Hewlett-Packard Co.	10,960,363
134,707	International Business Machines Corp.	15,510,164
9,240	Lexmark International Inc., Class A Shares *	283,853
33,428	NetApp Inc. *	670,231
13,072	QLogic Corp. *	200,655
22,292	SanDisk Corp. *	503,130
77,143	Sun Microsystems Inc. *	1,198,031
17,475	Teradata Corp. *	385,499

	Total Computers & Peripherals	49,259,347

Electronic Equipment & Instruments — 0.3%
35,522	Agilent Technologies Inc. *	1,059,621
20,247	Jabil Circuit Inc.	191,537
13,682	Molex Inc.	316,875
47,429	Tyco Electronics Ltd.	1,627,763

	Total Electronic Equipment & Instruments	3,195,796

Internet Software & Services — 1.6%
16,263	Akamai Technologies Inc. *	457,966
108,545	eBay Inc. *	3,238,983
22,580	Google Inc., Class A Shares *	9,945,813
20,764	VeriSign Inc. *	690,195
130,117	Yahoo! Inc. *	3,764,285

	Total Internet Software & Services	18,097,242

IT Services — 0.9%
9,339	Affiliated Computer Services Inc., Class A Shares *	467,977
50,868	Automatic Data Processing Inc.	2,156,294
28,059	Cognizant Technology Solutions Corp., Class A Shares *	808,941
15,923	Computer Sciences Corp. *	649,499
12,334	Convergys Corp. *	185,750
49,561	Electronic Data Systems Corp.	825,191
16,653	Fidelity National Information Services Inc.	635,145
15,999	Fiserv Inc. *	769,392
31,319	Paychex Inc.	1,072,989
19,350	Total System Services, Inc.	457,821
34,390	Unisys Corp. *	152,348
72,947	Western Union Co.	1,551,583

	Total IT Services	9,732,930

Office Electronics — 0.1%
89,287	Xerox Corp.	1,336,626

Semiconductors & Semiconductor Equipment — 2.5%
58,925	Advanced Micro Devices Inc. *	347,068
29,904	Altera Corp.	551,131
28,602	Analog Devices Inc.	844,331
131,718	Applied Materials Inc.	2,569,818
45,487	Broadcom Corp., Class A Shares *	876,534
563,569	Intel Corp.	11,936,391
17,520	KLA-Tencor Corp.	649,992
21,501	Linear Technology Corp.	659,866
64,329	LSI Corp. *	318,429
22,108	MEMC Electronic Materials Inc. *	1,567,457
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.5% (continued)
18,372	Microchip Technology Inc.	$601,316
73,994	Micron Technology Inc. *	441,744
22,074	National Semiconductor Corp.	404,396
9,922	Novellus Systems Inc. *	208,858
54,062	NVIDIA Corp. *	1,069,887
16,965	Teradyne Inc. *	210,705
129,062	Texas Instruments Inc.	3,648,583
27,861	Xilinx Inc.	661,699

	Total Semiconductors & Semiconductor Equipment	27,568,205

Software — 3.4%
55,364	Adobe Systems Inc. *	1,970,405
22,347	Autodesk Inc. *	703,483
18,696	BMC Software Inc. *	607,994
37,968	CA Inc.	854,280
18,030	Citrix Systems Inc. *	528,820
26,506	Compuware Corp. *	194,554
30,825	Electronic Arts Inc. *	1,538,784
31,891	Intuit Inc. *	861,376
779,342	Microsoft Corp.	22,117,726
34,264	Novell Inc. *	215,521
385,111	Oracle Corp. *	7,532,771
82,364	Symantec Corp. *	1,368,890

	Total Software	38,494,604

	TOTAL INFORMATION TECHNOLOGY	175,864,384

MATERIALS — 3.6%
Chemicals — 2.0%
20,868	Air Products & Chemicals Inc.	1,919,856
5,448	Ashland Inc.	257,690
91,431	Dow Chemical Co.	3,369,232
87,514	E.I. du Pont de Nemours & Co.	4,092,155
7,761	Eastman Chemical Co.	484,675
17,079	Ecolab Inc.	741,741
11,044	Hercules Inc.	201,995
7,884	International Flavors & Fragrances Inc.	347,290
53,324	Monsanto Co.	5,945,626
15,941	PPG Industries Inc.	964,590
30,482	Praxair Inc.	2,567,499
12,199	Rohm & Haas Co.	659,722
12,591	Sigma-Aldrich Corp.	751,053

	Total Chemicals	22,303,124

Construction Materials — 0.1%
10,546	Vulcan Materials Co.	700,254

Containers & Packaging — 0.1%
9,492	Ball Corp.	436,062
9,695	Bemis Co. Inc.	246,544
12,689	Pactiv Corp. *	332,579
15,726	Sealed Air Corp.	397,082

	Total Containers & Packaging	1,412,267

Metals & Mining — 1.1%
79,245	Alcoa Inc.	2,857,575
9,823	Allegheny Technologies Inc.	700,969
37,246	Freeport-McMoRan Copper & Gold Inc., Class B Shares	3,583,810
44,109	Newmont Mining Corp.	1,998,138
28,029	Nucor Corp.	1,898,684
9,677	Titanium Metals Corp.	145,639
11,463	United States Steel Corp.	1,454,311

	Total Metals & Mining	12,639,126

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Paper & Forest Products — 0.3%
41,625	International Paper Co.	$1,132,200
16,917	MeadWestvaco Corp.	460,481
20,391	Weyerhaeuser Co.	1,326,230

	Total Paper & Forest Products	2,918,911

	TOTAL MATERIALS	39,973,682

TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 3.1%
587,693	AT&T Inc.	22,508,642
10,378	CenturyTel Inc.	344,965
31,894	Citizens Communications Co.	334,568
14,928	Embarq Corp.	598,613
149,614	Qwest Communications International Inc.	677,751
279,367	Verizon Communications Inc.	10,182,927
44,176	Windstream Corp.	527,903

	Total Diversified Telecommunication Services	35,175,369

Wireless Telecommunication Services — 0.3%
39,385	American Tower Corp., Class A Shares *	1,544,286
277,399	Sprint Nextel Corp.	1,855,799

	Total Wireless Telecommunication Services	3,400,085

	TOTAL TELECOMMUNICATION SERVICES	38,575,454

UTILITIES — 3.6%
Electric Utilities — 2.2%
16,272	Allegheny Energy Inc.	821,736
38,965	American Electric Power Co. Inc.	1,622,113
122,887	Duke Energy Corp.	2,193,533
31,704	Edison International	1,554,130
18,603	Entergy Corp.	2,029,216
64,342	Exelon Corp.	5,229,074
29,663	FirstEnergy Corp.	2,035,475
39,640	FPL Group Inc.	2,487,014
7,437	Integrys Energy Group Inc.	346,862
19,570	Pepco Holdings Inc.	483,770
9,779	Pinnacle West Capital Corp.	343,047
36,332	PPL Corp.	1,668,366
25,310	Progress Energy Inc.	1,055,427
74,413	Southern Co.	2,649,847

	Total Electric Utilities	24,519,610

Gas Utilities — 0.1%
4,392	Nicor Inc.	147,176
16,814	Questar Corp.	951,000

	Total Gas Utilities	1,098,176

Independent Power Producers & Energy Traders — 0.3%
65,124	AES Corp. *	1,085,617
17,313	Constellation Energy Group Inc.	1,528,219
48,253	Dynegy Inc., Class A Shares *	380,716

	Total Independent Power Producers & Energy Traders	2,994,552

Multi-Utilities — 1.0%
20,311	Ameren Corp.	894,496
31,762	CenterPoint Energy Inc.	453,244
21,912	CMS Energy Corp.	296,688
26,481	Consolidated Edison Inc.	1,051,296
55,937	Dominion Resources Inc.	2,284,467
15,884	DTE Energy Co.	617,729
26,678	NiSource Inc.	459,929
34,617	PG&E Corp.	1,274,598
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)		March 31, 2008

Shares	Security	Value

Multi-Utilities — 1.0% (continued)
49,477	Public Service Enterprise Group Inc.	$1,988,481
25,427	Sempra Energy	1,354,750
20,524	TECO Energy Inc.	327,358
41,634	Xcel Energy Inc.	830,598

	Total Multi-Utilities	11,833,634

	TOTAL UTILITIES	40,445,972

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $972,498,045)	1,120,178,322

Face
Amount

SHORT-TERM INVESTMENTS — 0.6%
U.S. Treasury Bill — 0.1%
$1,250,000	U.S. Treasury Bills, 0.621% due 6/19/08 (b)(c) (Cost — $1,248,299)	1,246,624

Repurchase Agreement — 0.5%
5,541,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity — $5,541,346; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value — $5,651,844) (Cost — $5,541,000)	5,541,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,789,299)	6,787,624

	TOTAL INVESTMENTS — 100.2% (Cost — $979,287,344#)	1,126,965,946
	Liabilities in Excess of Other Assets — (0.2)%	(1,871,894)

	TOTAL NET ASSETS — 100.0%	$1,125,094,052

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (''REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,126,965,946	$1,120,178,322	$6,787,624	—
Other Financial Instruments*	(4,299)	(4,299)	—	—

Total	$1,126,961,647	$1,120,174,023	$6,787,624	—

*	Other financial instruments include options, futures, swaps and forward contracts.
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$264,682,394
Gross unrealized depreciation	(117,003,792)

Net unrealized appreciation	$147,678,602

At March 31, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:
S & P 500 Index Futures	21	6/08	$6,955,299	$6,951,000	$(4,299)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 23, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 23, 2008